Expense Example	Oct. 18, 2024 USD ($)
GraniteShares 2x Long AAL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1x Short AAL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short AAL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1.5x Short AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short AMD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	1,706
Expense Example, with Redemption, 10 Years	4,935
GraniteShares 2x Short AMD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short COIN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short COIN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short JPM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short JPM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long LCID Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1x Short LCID Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short LCID Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short META Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short META Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 1x Short NVDA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short NVDA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,978
GraniteShares 2x Long RIVN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1x Short RIVN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short RIVN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	2,383
GraniteShares 1.5x Long TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1.25x Short TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	1,372
Expense Example, with Redemption, 10 Years	3,550
GraniteShares 1.75x Short TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long XOM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 1x Short XOM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
GraniteShares 2x Short XOM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	$ 511